Financial and capital management - Credit risk, trade receivables not impaired (Details) - Loan secured by trade receivables - CAD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of internal credit grades [line items]
Financial assets	$ 3,083	$ 2,907
Trade receivables not past due
Disclosure of internal credit grades [line items]
Financial assets	2,257	2,187
Trade receivables past due and not impaired | Under 60 days
Disclosure of internal credit grades [line items]
Financial assets	491	286
Trade receivables past due and not impaired | 60 to 120 days
Disclosure of internal credit grades [line items]
Financial assets	279	359
Trade receivables past due and not impaired | Over 120 days
Disclosure of internal credit grades [line items]
Financial assets	$ 56	$ 75